INCOME TAXES (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013 Shanggu	Apr. 30, 2014 Supplemental acquisition agreement Shanggu Mr. Wu Jiang
Income taxes
Withholding income tax levied on dividends declared (as a percent)	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Amount of operation cash required to be retained								10,000,000
Undistributed earnings							0
Deferred tax liabilities for undistributed earnings of Shanggu	0